EMPLOYEE BENEFIT ASSETS AND LIABILITIES - Disclosure of detailed information about principal assumptions underlying the defined benefit plan (Details)	Dec. 31, 2022	Dec. 31, 2021
Employee Benefit Assets And Liabilities [Abstract]
Discount rate	5.69%	3.50%
Salary growth	4.93%	4.64%